Financial Liabilities - Summary of Financial Liabilities (Detail) ₩ in Millions, $ in Millions		Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)	Dec. 31, 2020 USD ($)
Current
Short-term borrowings		₩ 613,733		₩ 394,906
Current portion of long-term borrowings and bonds		3,393,506		2,705,709
Derivatives		8,594		58,875
Cash flow hedging derivatives		13,400
Lease liabilities		40,479		35,534
Current financial liabilities		4,069,712		3,195,024
Non-current
Bonds	[1]	995,976		1,948,541
Derivatives		2,331		108,750
Lease liabilities		43,847		47,897
Non-current financial liabilities		8,702,745		11,124,846
Won [member]
Current
Short-term borrowings		613,733		394,906
Current portion of long-term borrowings and bonds		611,500		837,560
Non-current
Non-current financial liabilities		2,173,500		2,435,000
Bonds	[2]	877,641		978,406
Foreign currencies [member]
Current
Short-term borrowings | $			$ 518		$ 363
Non-current
Non-current financial liabilities		₩ 5,487,091		₩ 6,584,658

[1]	Reclassified to current considering the bondholders’ right to redeem before maturity (put option).
[2]	Principal of the won denominated bonds is to be repaid at maturity and interests are paid quarterly.